UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSRS

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-01090

                              THE JAPAN FUND, INC.
               (Exact name of registrant as specified in charter)

                                    --------


                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-535-2726

                            -------------------------

                                AGENT FOR SERVICE
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                                 1-800-535-2726

                           COPY TO COUNSEL OF THE FUND
                              DAVIS POLK & WARDELL
                              450 LEXINGTON AVENUE
                               NEW YORK, NY 10017
                          ATTENTION: NORA JORDAN, ESQ.

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2006

                     DATE OF REPORTING PERIOD: JUNE 30, 2006

ITEM 1.    REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------



                THE JAPAN FUND, INC.

                SEMI-ANNUAL REPORT
                June 30, 2006





--------------------------------------------------------------------------------
                                 Class S Shares
--------------------------------------------------------------------------------


                                 [LOGO OMITTED]

--------------------------------------------------------------------------------




  Contents
--------------------------------------------------------------------------------

   1   Letter from the Chairman and President
   3   Performance Summary
   5   Management's Discussion of Fund Performance
   7   Portfolio Summary
   8   Top Ten Holdings
   9   Schedule of Investments
  18   Statement of Assets and Liabilities
  19   Statement of Operations
  20   Statements of Changes in Net Assets
  21   Financial Highlights
  22   Notes to Financial Statements
  31   Disclosure of Fund Expenses
  33   Approval of Investment Advisory Agreements


The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity Management & Research Company ("FMR"), the Fund's advisor, or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and FMR disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund managed by FMR are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

The Fund is not a bank.

Letter from the Chairman and President
--------------------------------------------------------------------------------

[PHOTO OMITTED]

William L. Givens


[PHOTO OMITTED]

John F. McNamara

Dear Shareholders,

The Japanese stock market and your Fund had a difficult time during the first half of 2006. After an outstanding year in 2005, when the Japanese TOPIX Index gained more than 25%, it has fallen 0.09% in the first six months of this year. There is little comfort for shareholders to recognize that virtually all markets have fallen sharply since early May, but that is the environment that we have been in for the past two months. In the first half of this year The Japan Fund declined 7.48%. Our performance was impacted by our concentration in large capitalization stocks which underperformed during the period.

We are not satisfied with these results and will work hard to improve them. We remind our shareholders that they should consider the long term track record of the manager to keep the recent performance in perspective. Since the manager took control of the Fund at the end of October 2002, he has delivered an annualized return of 21.97% against the annualized return of 21.60% for the TOPIX Index. Those results have beaten 73% of his competitors. No one likes to go through a period like the last six months but it is the long term results that matter!

We are optimistic about the outlook for Japan and confident in the turnaround of the economy. Mr. Koizumi has begun the much needed reforms that will enable Japan to retake its place as one of the leading economies on the globe. We also believe that Japan is a lower risk way to benefit from the emergence of China as a major economic force. We remain confident in your manager who will focus on individual companies that will benefit from the changes taking place. While all markets will be impacted by the uncertainties of the current global situation, well managed companies should prosper.




                                                        The Japan Fund, Inc. | 1

Letter from the Chairman and President (concluded)
--------------------------------------------------------------------------------


As always, we appreciate your loyalty to The Japan Fund and thank you for your continuing support.

Sincerely,


/s/ William L. Givens               /s/ John F. McNamara

William L. Givens                   John F. McNamara, CFA
Chairman                            President
The Japan Fund, Inc.                The Japan Fund, Inc.

MUTUAL FUND INVESTING INVOLVES RISK, INCLUDING LOSS OF PRINCIPAL. IN ADDITION TO THE NORMAL RISKS ASSOCIATED WITH INVESTING, INTERNATIONAL INVESTING INVOLVES RISK OF CAPITAL LOSS FROM UNFAVORABLE FLUCTUATIONS IN CURRENCY VALUATIONS, FROM DIFFERENCES IN GENERALLY ACCEPTED ACCOUNTING PRINCIPLES OR FROM ECONOMIC OR POLITICAL INSTABILITY IN OTHER NATIONS. SECURITIES FOCUSING ON A SINGLE COUNTRY MAY BE SUBJECT TO HIGHER VOLATILITY.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. AS OF JUNE 30, 2006, THE AVERAGE ANNUAL TOTAL RETURNS FOR THE JAPAN FUND WERE: 1 YEAR 25.38%; 5 YEAR 6.98% AND 10 YEAR 6.08%. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US ONLINE AT WWW.THEJAPANFUND.COM.

THE INFORMATION PROVIDED HEREIN REPRESENTS THE OPINION OF THE FUND'S MANAGEMENT AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS NOR INVESTMENTS ADVICE.




2 | The Japan Fund, Inc.

Performance Summary                                                JUNE 30, 2006
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
  AVERAGE ANNUAL TOTAL RETURNS*
--------------------------------------------------------------------------------

                                   6 MONTHS   1 YEAR    3 YEAR   5 YEAR  10 YEAR
--------------------------------------------------------------------------------
The Japan Fund, Inc. -- Class S      -7.48%   25.38%    22.91%    6.98%    6.08%
--------------------------------------------------------------------------------
TOPIX                                -0.09%   31.93%    23.89%    6.97%   -0.24%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
  NET ASSET VALUE
--------------------------------------------------------------------------------

                                                                         CLASS S
--------------------------------------------------------------------------------
06/30/06                                                                  $12.25
--------------------------------------------------------------------------------
12/31/05                                                                  $13.24
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
  CLASS S LIPPER RANKINGS -- JAPANESE EQUITY FUNDS CATEGORY
--------------------------------------------------------------------------------

                                                       NUMBER OF
                                                         FUNDS        PERCENTILE
PERIOD                                 RANK             TRACKED        RANKING
--------------------------------------------------------------------------------
1-Year                                  34        of      41              83
--------------------------------------------------------------------------------
3-Year                                  21        of      37              57
--------------------------------------------------------------------------------
5-Year                                  10        of      33              30
--------------------------------------------------------------------------------
10-Year                                  2        of      12              17
--------------------------------------------------------------------------------

RANKINGS ARE HISTORICAL AND DO NOT GUARANTEE FUTURE RESULTS.
Source: Lipper, Inc.

* Prior to October 7, 2002, the Fund was advised by a different investment advisor and operated under certain different investment strategies. Accordingly, the Fund's historical performance may not represent its current investment strategies.




                                                        The Japan Fund, Inc. | 3

Performance Summary (concluded)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
  GROWTH OF AN ASSUMED $10,000 INVESTMENT
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              The Japan Fund, Inc.
Date               -- Class S              TOPIX+
-----         --------------------        -------
12/95                $10,000              $10,000
12/96                $ 8,908              $ 8,378
12/97                $ 7,625              $ 6,012
12/98                $ 9,481              $ 6,353
12/99                $20,847              $11,452
12/00                $15,160              $ 7,704
12/06                $10,062              $ 5,444
12/06                $ 9,212              $ 4,961
12/06                $14,564              $ 6,878
12/06                $16,304              $ 8,008
12/06                $20,249              $10,071
 6/06                $18,735              $10,062

--------------------------------------------------------------------------------
  COMPARATIVE RESULTS
--------------------------------------------------------------------------------

THE JAPAN FUND, INC.          6 MONTHS    1-YEAR    3-YEAR      5-YEAR   10-YEAR
--------------------------------------------------------------------------------
Class S   Average annual
          total return          -7.48%    25.38%    22.91%       6.98%     6.08%
--------------------------------------------------------------------------------
TOPIX+    Average annual
          total return          -0.09%    31.93%    23.89%       6.97%    -0.24%
--------------------------------------------------------------------------------

THE GROWTH OF $10,000 IS CUMULATIVE.

+ THE TOKYO STOCK EXCHANGE PRICE INDEX (TOPIX) IS AN UNMANAGED CAPITALIZATION-WEIGHTED MEASURE (ADJUSTED IN U.S. DOLLARS) OF ALL SHARES LISTED ON THE FIRST SECTION OF THE TOKYO STOCK EXCHANGE. TOPIX RETURNS ASSUME DIVIDENDS ARE REINVESTED NET OF WITHHOLDING TAX AND, UNLIKE THE FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IT IS NOT POSSIBLE TO INVEST DIRECTLY INTO AN INDEX.

SHAREHOLDERS REDEEMING SHARES HELD LESS THAN SIX MONTHS WILL HAVE A LOWER TOTAL RETURN DUE TO THE EFFECT OF THE 2% REDEMPTION FEE.

ALL PERFORMANCE IS HISTORICAL, ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS AND IS NOT INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

INVESTMENTS IN FUNDS INVOLVE RISK. SOME FUNDS HAVE MORE RISK THAN OTHERS. THESE INCLUDE FUNDS THAT ALLOW EXPOSURE TO OR OTHERWISE CONCENTRATE INVESTMENTS IN CERTAIN SECTORS, GEOGRAPHIC REGIONS, SECURITY TYPES, MARKET CAPITALIZATION OR FOREIGN SECURITIES (E.G., POLITICAL OR ECONOMIC INSTABILITY, WHICH CAN BE ACCENTUATED IN EMERGING MARKET COUNTRIES). PLEASE READ THIS FUND'S PROSPECTUS FOR SPECIFIC DETAILS REGARDING ITS INVESTMENTS AND RISK PROFILE.

PLEASE CALL (800) 535-2726 OR VISIT US ONLINE AT WWW.THEJAPANFUND.COM FOR THE FUND'S MOST UP-TO-DATE PERFORMANCE.


4 | The Japan Fund, Inc.

Management's Discussion of Fund Performance
--------------------------------------------------------------------------------


COMMENTS FROM JAY TALBOT, PORTFOLIO MANAGER OF THE JAPAN FUND, INC.

MARKET REVIEW

During the first six months of 2006, the Japanese stock market, as measured by the Tokyo Stock Exchange First Section (TOPIX), returned -3.3% in local currency terms. However, the market returned -0.1% in U.S. dollar terms, as the yen appreciated rapidly against the U.S. currency in April and May. In January and February the Japanese stock market suffered a series of sharp declines, as investors were unnerved by the arrest on suspicion of Securities Law violations of Livedoor founder, Takafumi Horie, and uncertainty regarding the monetary policy of the Bank of Japan (BoJ). In March, however, increasing confidence in the health of the domestic economy and the BoJ's decision to end its policy of quantitative easing erased earlier doubts and propelled the market to a near six-year high. Japanese share prices once again retreated in April and May, as adjustments in global equity markets encouraged overseas investors to unwind their positions. In addition to concerns about a contraction in global liquidity and the outlook for the U.S. economy, investor confidence was eroded by Japanese companies' conservative fiscal 2006/07 earnings forecasts, a strengthening of the yen against the U.S. dollar and a spate of scandals. At the beginning of June, uncertainty regarding monetary policy in the U.S. and the outlook for its economy continued to weigh heavily on global equity markets. The arrest on charges of insider trading of shareholder activist Yoshiaki Murakami and the subsequent revelation that BoJ Governor Toshihiko Fukui had invested in his fund exacerbated the downturn in share prices. From the middle of the month onwards, Japanese equities mirrored the recovery in global stock markets, however. Hints from the U.S. Federal Reserve that it would soon end its cycle of rate tightening and the release of generally positive domestic macroeconomic data reassured investors.

During the six months to 30 June 2006, the Fund returned -7.5% versus the -0.1% return of the TOPIX. The Fund also underperformed the -3.8% return of the Lipper Japan peer group (all figures quoted in U.S. dollars). In the first half of 2006, a number of stocks that achieved substantial gains during the latter stages of 2005 and ranked among the leading contributors to performance suffered a series of declines. In the miscellaneous finance sector, holdings in stocks that appreciated rapidly in late 2005


                                                        The Japan Fund, Inc. | 5

Management's Discussion of Fund Performance
(concluded)
--------------------------------------------------------------------------------

fell sharply in 2006. A spate of corporate scandals, a broad decline in the market and speculation that the FSA would recommend lowering the cap on interest rates charged by consumer finance companies had a negative impact non-bank financials. In the electrical machinery sector, manufacturers of electronic components within the portfolio that saw their share prices surge to record highs in early 2006 fell back sharply. Top-ten holding Nidec, a leading manufacturer of precision motors, reported below-consensus earnings due to the weak performance of its subsidiaries and announced conservative forecasts. In the information/communications sector, a number of high-profile corporate scandals and a spate of unexpected earnings downgrades weighed heavily on holdings in internet- and communications-related companies. The lack of a holding in a fixed-line telecommunications company whose ratings was upgraded by domestic brokerage firms also detracted from performance.

THE VIEWS EXPRESSED IN THIS STATEMENT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY MANAGEMENT & RESEARCH COMPANY ("FMR"), THE FUND'S ADVISOR, OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FMR DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. ALL INDICES REPRESENTED ARE UNMANAGED. ALL INDICES INCLUDE REINVESTMENT OF DIVIDENDS AND INTEREST INCOME UNLESS OTHERWISE NOTED.

FOR COMPLETE FUND HOLDINGS, PLEASE SEE THE SCHEDULE OF INVESTMENTS SECTION OF THE FUND'S SEMI-ANNUAL REPORT.




6 | The Japan Fund, Inc.

Portfolio Summary
(Unaudited)                                                        JUNE 30, 2006
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  ASSET ALLOCATION (Includes collateral for
   securities on loan)                                   6/30/06        12/31/05
--------------------------------------------------------------------------------
Equity Holdings                                              93%             87%
Cash Equivalent                                               7%             13%
--------------------------------------------------------------------------------
                                                            100%            100%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
  SECTOR DIVERSIFICATION (Excludes Cash Equivalents)     6/30/06        12/31/05
--------------------------------------------------------------------------------
Manufacturing                                                23%             23%
Financial                                                    21%             22%
Consumer Discretionary                                       12%              8%
Technology                                                   10%             17%
Metal                                                         7%              5%
Health                                                        6%              4%
Durables                                                      5%              5%
Transportation                                                5%              2%
Energy                                                        3%              2%
Service Industries                                            3%              7%
Consumer Staples                                              2%              1%
Construction                                                  1%              2%
Media                                                         1%              2%
Communication                                                 1%             --
--------------------------------------------------------------------------------
                                                            100%            100%
--------------------------------------------------------------------------------

ASSET ALLOCATION AND SECTOR DIVERSIFICATION ARE SUBJECT TO CHANGE.

PERCENTAGES ARE BASED ON TOTAL INVESTMENTS, EXCLUDING SECURITIES LENDING.


                                                        The Japan Fund, Inc. | 7

Top Ten Holdings
(Unaudited)                                                        JUNE 30, 2006
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
  TEN LARGEST EQUITY HOLDINGS AT JUNE 30, 2006 (30.3% of Portfolio)
--------------------------------------------------------------------------------

 1. NINTENDO CO. LTD.                                                       5.2%
    Electronic game manufacturer
--------------------------------------------------------------------------------
 2. MIZUHO FINANCIAL GROUP, INC.                                            4.0%
    Financial services provider
--------------------------------------------------------------------------------
 3. NIDEC CORP.                                                             3.4%
    Electronics manufacturer
--------------------------------------------------------------------------------
 4. SUMITOMO MITSUI FINANCIAL GROUP, INC.                                   3.3%
    Financial services provider
--------------------------------------------------------------------------------
 5. YOKOGAWA ELECTRIC CORP.                                                 3.1%
    Manufacturer of industrial control, test and measurement systems
--------------------------------------------------------------------------------
 6. CANON, INC.                                                             2.4%
    Professional and consumer imaging provider
--------------------------------------------------------------------------------
 7. EAST JAPAN RAILWAY CO.                                                  2.3%
    Transportation, retailing & real estate
--------------------------------------------------------------------------------
 8. TOYOTA MOTOR CORP.                                                      2.3%
    Automobile manufacturer
--------------------------------------------------------------------------------
 9. INPEX HOLDINGS, INC.                                                    2.2%
    Oil/Gas exploration & production
--------------------------------------------------------------------------------
10. MITSUI & CO. LTD.                                                       2.1%
    General trading company
--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE.

PERCENTAGES ARE BASED ON TOTAL INVESTMENTS, EXCLUDING CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN.

FOR MORE COMPLETE DETAILS ABOUT THE FUND'S INVESTMENT PORTFOLIO, SEE PAGE 9. A QUARTERLY FUND SUMMARY AND PORTFOLIO HOLDINGS ARE AVAILABLE UPON REQUEST.


8 | The Japan Fund, Inc.

Schedule of Investments
(Unaudited)                                                  AS OF JUNE 30, 2006
--------------------------------------------------------------------------------

                                                         SHARES        VALUE ($)
--------------------------------------------------------------------------------
  COMMON STOCK 98.9%
--------------------------------------------------------------------------------

COMMUNICATIONS 1.6%
--------------------------------------------------------------------------------
TELEPHONE/COMMUNICATIONS 1.6%
KDDI Corp.*                                               1,161        7,133,220
--------------------------------------------------------------------------------
CONSTRUCTION 3.1%
--------------------------------------------------------------------------------
BUILDING & CONSTRUCTION - MISCELLANEOUS 0.2%
Nishimatsu Construction Co. Ltd.* (A)                   229,000          854,597
--------------------------------------------------------------------------------
BUILDING - RESIDENTIAL/COMMERCIAL 0.7%
Misawa Homes Holdings*                                   41,800        1,377,259
Sekisui House*                                          139,000        1,908,486
--------------------------------------------------------------------------------
                                                                       3,285,745
--------------------------------------------------------------------------------
BUILDING PRODUCTS 2.2%
Kuraray Co. Ltd.                                        173,500        1,940,920
Nippon Steel Corp.                                      650,000        2,459,797
Sumitomo Metal Industries Ltd.*                       1,000,000        4,125,153
Toray Industries, Inc.                                  194,000        1,683,639
--------------------------------------------------------------------------------
                                                                      10,209,509
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY 11.7%
--------------------------------------------------------------------------------
DEPARTMENT & CHAIN STORES 1.9%
Fast Retailing Co. Ltd.                                  79,800        6,520,976
UNY Co. Ltd.                                            145,000        2,137,869
--------------------------------------------------------------------------------
                                                                       8,658,845
--------------------------------------------------------------------------------
RECREATIONAL PRODUCTS 6.1%
Aeon Fantasy Co. Ltd.                                    39,200        1,298,445
Konami Corp.                                             48,100        1,061,462

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                        The Japan Fund, Inc. | 9

Schedule of Investments
(continued)                                                  AS OF JUNE 30, 2006
--------------------------------------------------------------------------------

                                                         SHARES        VALUE ($)
--------------------------------------------------------------------------------
RECREATIONAL PRODUCTS (CONTINUED)
Nintendo Co. Ltd.                                       150,900       25,321,447
--------------------------------------------------------------------------------
                                                                      27,681,354
--------------------------------------------------------------------------------
RETAIL - MISC/DIVERSIFIED 3.7%
Aeon Co. Ltd.                                           225,600        4,948,925
Daiei, Inc.* (A)                                        200,950        4,223,779
EDION Corp.                                             157,600        3,126,656
Nissen Co. Ltd.                                          56,600          704,408
Ryohin Keikaku Co. Ltd.                                  49,700        4,074,340
--------------------------------------------------------------------------------
                                                                      17,078,108
--------------------------------------------------------------------------------
CONSUMER STAPLES 2.0%
--------------------------------------------------------------------------------
CONSUMER ELECTRONIC & PHOTOGRAPHIC 0.6%
Yamada Denki Co. Ltd.                                    26,500        2,702,806
--------------------------------------------------------------------------------
COSMETICS & TOILETRIES 0.2%
Kose Corp.                                               38,280        1,204,405
--------------------------------------------------------------------------------
FOOD & BEVERAGE 0.1%
Nissin Food Products*                                     7,900          278,937
--------------------------------------------------------------------------------
TOBACCO 1.1%
Japan Tobacco, Inc.                                       1,354        4,934,609
--------------------------------------------------------------------------------
DURABLES 4.1%
--------------------------------------------------------------------------------
AUTOMOBILES 4.1%
Honda Motor Co.                                         126,100        4,000,550
Nissan Motor Co. Ltd.                                   261,000        2,851,337
Toyoda Gosei Co. Ltd.*                                   54,500        1,093,144
Toyota Motor Corp.                                      210,500       11,019,883
--------------------------------------------------------------------------------
                                                                      18,964,914
--------------------------------------------------------------------------------
    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


10 | The Japan Fund, Inc.

                                                                     (Unaudited)
--------------------------------------------------------------------------------

                                                         SHARES        VALUE ($)
--------------------------------------------------------------------------------
ENERGY 3.1%
--------------------------------------------------------------------------------
OIL COMP - EXPLORATION & PRODUCTION 2.4%
Inpex Holdings, Inc.*                                     1,221       10,777,923
--------------------------------------------------------------------------------
OIL REFINING & MARKETING 0.7%
Nippon Oil Corp.                                        460,000        3,360,951
--------------------------------------------------------------------------------
FINANCIAL 20.3%
--------------------------------------------------------------------------------
BANKS 9.4%
Hiroshima Bank Ltd.                                     240,000        1,461,982
Mizuho Financial Group, Inc.                              2,274       19,258,049
Nishi-Nippon City Bank Ltd.                             129,000          617,829
Sumitomo Mitsui Financial Group, Inc.                     1,533       16,211,589
Sumitomo Trust & Banking Co. Ltd.                       509,000        5,560,654
--------------------------------------------------------------------------------
                                                                      43,110,103
--------------------------------------------------------------------------------
COMMERCIAL BANKS NON - US 0.4%
Tokyo Tomin Bank Ltd.                                    38,100        1,621,631
--------------------------------------------------------------------------------
CONSUMER FINANCE 1.3%
Aiful Corp.*                                             43,850        2,341,579
Credit Saison Co. Ltd.                                   72,900        3,453,225
--------------------------------------------------------------------------------
                                                                       5,794,804
--------------------------------------------------------------------------------
FINANCE - CREDIT CARD 0.8%
Aeon Credit Service Co.*                                155,200        3,770,809
--------------------------------------------------------------------------------
OTHER FINANCIAL COMPANIES 3.9%
Daiwa Securities Group, Inc.*                            40,000          476,840
Jafco Co. Ltd.                                          125,600        7,530,292


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                       The Japan Fund, Inc. | 11

Schedule of Investments
(continued)                                                  AS OF JUNE 30, 2006
--------------------------------------------------------------------------------

                                                         SHARES        VALUE ($)
--------------------------------------------------------------------------------
OTHER FINANCIAL COMPANIES (CONTINUED)
Nikko Cordial Corp.                                     267,000        3,416,256
ORIX Corp.                                               26,990        6,592,995
--------------------------------------------------------------------------------
                                                                      18,016,383
--------------------------------------------------------------------------------
PROPERTY/CASUALTY INSURANCE 1.9%
Aioi Insurance Co. Ltd.                                 187,000        1,402,255
Sompo Japan Insurance, Inc.                             104,000        1,454,291
T&D Holdings, Inc.                                       74,450        6,018,725
--------------------------------------------------------------------------------
                                                                       8,875,271
--------------------------------------------------------------------------------
REAL ESTATE 1.1%
Leopalace21 Corp.                                        76,100        2,627,120
Mitsui Fudosan Co. Ltd.*                                118,000        2,562,751
--------------------------------------------------------------------------------
                                                                       5,189,871
--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT/SERVICES 1.2%
Mitsubishi Estate Co. Ltd.                              251,000        5,330,624
--------------------------------------------------------------------------------
REAL ESTATE OPERATION/DEVELOPMENT 0.3%
NTT Urban Development                                       176        1,372,068
--------------------------------------------------------------------------------
HEALTH 5.9%
--------------------------------------------------------------------------------
MEDICAL - DRUGS 0.9%
Daiichi Sankyo Co.*                                     154,800        4,261,667
--------------------------------------------------------------------------------
MEDICAL PRODUCTS 2.0%
Sysmex Corporation*                                      22,100        1,019,822
Terumo Corp.                                            250,000        8,346,443
--------------------------------------------------------------------------------
                                                                       9,366,265
--------------------------------------------------------------------------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


12 | The Japan Fund, Inc.

                                                                     (Unaudited)
--------------------------------------------------------------------------------

                                                         SHARES        VALUE ($)
--------------------------------------------------------------------------------
PHARMACEUTICALS 3.0%
Chugai Pharmaceutical Co. Ltd. (A)                      112,800        2,301,940
Shionogi & Co. Ltd.                                     121,000        2,157,315
Takeda Pharmaceutical Co. Ltd.                          147,200        9,159,798
--------------------------------------------------------------------------------
                                                                      13,619,053
--------------------------------------------------------------------------------
MANUFACTURING 22.1%
--------------------------------------------------------------------------------
BICYCLE MANUFACTURING 0.8%
Shimano*                                                122,600        3,750,219
--------------------------------------------------------------------------------
CHEMICALS 4.5%
Asahi Kasai Corp.*                                      166,000        1,083,744
JSR Corp.                                               268,000        6,769,096
Kansai Paint Co. Ltd.                                   221,000        1,763,442
Nitto Denko Corp.                                       100,600        7,165,618
Shin-Etsu Chemical Co. Ltd.                              74,000        4,022,723
--------------------------------------------------------------------------------
                                                                      20,804,623
--------------------------------------------------------------------------------
ELECTRICAL PRODUCTS 3.6%
Nidec Corp.                                             228,300       16,361,301
--------------------------------------------------------------------------------
INDUSTRIAL SPECIALTY 1.3%
Daikin Industries Ltd.                                   55,700        1,932,608
Daiwa House Industry Co. Ltd.                           160,000        2,558,993
Kurita Water Industries Ltd.                             82,500        1,694,416
--------------------------------------------------------------------------------
                                                                       6,186,017
--------------------------------------------------------------------------------
MACHINERY/COMPONENTS/CONTROLS 5.3%
Fanuc Ltd.                                               30,400        2,731,271
Fuji Machine Manufacturing Co. Ltd.                     107,100        2,592,790
Horiba Ltd.                                              47,200        1,559,308

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                       The Japan Fund, Inc. | 13

Schedule of Investments
(continued)                                                  AS OF JUNE 30, 2006
--------------------------------------------------------------------------------

                                                         SHARES        VALUE ($)
--------------------------------------------------------------------------------
MACHINERY/COMPONENTS/CONTROLS (CONTINUED)
Mitsubishi Heavy Industries Ltd.                        535,000        2,309,823
Yokogawa Electric Corp.                               1,058,100       15,082,687
--------------------------------------------------------------------------------
                                                                      24,275,879
--------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING 0.1%
Arrk Corp.                                               13,800          326,245
--------------------------------------------------------------------------------
OFFICE EQUIPMENT/SUPPLIES 3.4%
Canon, Inc.                                             236,900       11,615,181
Seiko Epson Corp.* (A)                                  144,500        3,940,220
--------------------------------------------------------------------------------
                                                                      15,555,401
--------------------------------------------------------------------------------
RUBBER - TIRES 1.0%
Bridgestone Corp.                                       228,000        4,393,812
--------------------------------------------------------------------------------
WIRE & CABLE PRODUCTS 2.1%
Furukawa Electric Co. Ltd.                            1,490,000        9,636,427
--------------------------------------------------------------------------------
MEDIA 0.9%
--------------------------------------------------------------------------------
ADVERTISING SERVICES 0.4%
Dentsu, Inc.                                                595        1,643,244
--------------------------------------------------------------------------------
BROADCASTING & ENTERTAINMENT 0.5%
Fuji Television Network, Inc.                               986        2,188,813
Usen Corp.                                               26,720          358,929
--------------------------------------------------------------------------------
                                                                       2,547,742
--------------------------------------------------------------------------------
METAL 6.8%
--------------------------------------------------------------------------------
CHEMICALS - DIVERSIFIED 0.5%
Nippon Synthetic Chemical                               225,000          900,629
Ube Industries*                                         527,000        1,524,533
--------------------------------------------------------------------------------
                                                                       2,425,162
--------------------------------------------------------------------------------
    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


14 | The Japan Fund, Inc.

                                                                     (Unaudited)
--------------------------------------------------------------------------------

                                                         SHARES        VALUE ($)
--------------------------------------------------------------------------------
DISTRIBUTION/WHOLESALE 5.3%
MISUMI Group, Inc.                                      537,700       10,056,616
Mitsui & Co. Ltd.                                       720,000       10,168,852
Sumitomo Corp.                                          297,000        3,916,911
--------------------------------------------------------------------------------
                                                                      24,142,379
--------------------------------------------------------------------------------
STEEL - SPECIALTY 1.0%
Jfe Holdings, Inc. NPV*                                 106,200        4,501,573
--------------------------------------------------------------------------------
SERVICE INDUSTRIES 3.1%
--------------------------------------------------------------------------------
COMPUTERS - INTEGRATED SYSTEMS 0.3%
Obic Co. Ltd.                                             6,740        1,363,080
--------------------------------------------------------------------------------
MISCELLANEOUS COMMERCIAL SERVICES 2.8%
Intelligence Ltd*                                           260          822,583
Mitsubishi Logistics Corp.                              149,000        2,333,578
Mitsui-Soko Co. Ltd.                                    187,000          972,426
Secom                                                    42,000        1,985,842
Sohgo Security Services*                                 84,200        1,589,512
Sumitomo Warehouse Co. Ltd. (A)                         346,000        2,555,235
Trend Micro, Inc.                                        71,000        2,395,211
--------------------------------------------------------------------------------
                                                                      12,654,387
--------------------------------------------------------------------------------
TECHNOLOGY 9.8%
--------------------------------------------------------------------------------
APPLICATIONS SOFTWARE 2.2%
Access Co. Ltd.* (A)                                        876        6,277,923
Nihon Unisys                                            170,700        2,831,573
Trans Cosmos, Inc.                                       36,100          892,877
--------------------------------------------------------------------------------
                                                                      10,002,373
--------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                       The Japan Fund, Inc. | 15

Schedule of Investments
(concluded)                                                  AS OF JUNE 30, 2006
--------------------------------------------------------------------------------

                                                         SHARES        VALUE ($)
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS/DISTRIBUTORS 6.5%
Advantest Corp.*                                         18,200        1,854,676
Citizen Watch*                                          227,100        2,058,230
Hamamatsu Photonics (A)                                  34,200        1,180,650
Hoya Corp.                                              169,300        6,022,120
Murata Manufacturing Co. Ltd.                            39,900        2,590,955
NEC Tokin Corp. (A)                                     235,000        1,316,509
Nippon Electric Glass Co. Ltd.                          258,000        5,174,882
Sumco Corp.*                                             37,500        2,136,864
Tokyo Seimitsu Co. Ltd. (A)                             147,300        7,646,933
--------------------------------------------------------------------------------
                                                                      29,981,819
--------------------------------------------------------------------------------
INTERNET CONNECTIV SERVICES 0.5%
Eaccess Ltd. (A)                                          3,903        2,561,749
--------------------------------------------------------------------------------
INTERNET INCUBATORS 0.6%
SBI Holdings, Inc.                                        5,831        2,573,549
--------------------------------------------------------------------------------
TRANSPORTATION 4.4%
--------------------------------------------------------------------------------
MARINE 1.9%
lino Kaiun Kaisha Ltd.                                  286,500        2,574,043
Kawasaki Kisen Kaisha Ltd.* (A)                         749,000        4,333,491
Nippon Yusen Kabushik* (A)                              274,000        1,781,646
--------------------------------------------------------------------------------
                                                                       8,689,180
--------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


16 | The Japan Fund, Inc.

                                                                     (Unaudited)
--------------------------------------------------------------------------------

                                                         SHARES        VALUE ($)
--------------------------------------------------------------------------------
RAILROADS 2.5%
East Japan Railway Co.                                    1,515       11,254,589
--------------------------------------------------------------------------------
TOTAL COMMON STOCK (Cost $356,107,982)                               453,085,222
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  CASH EQUIVALENT 7.0%
--------------------------------------------------------------------------------

Brown Brothers Investment Trust --
   Securities Lending Investment Fund (B)
   (Cost $32,270,143)                                32,270,143       32,270,143
--------------------------------------------------------------------------------
TOTAL INVESTMENT PORTFOLIO - 105.9%
   (Cost $388,378,125)                                               485,355,365
--------------------------------------------------------------------------------

* NON-INCOME PRODUCING SECURITY.

(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY WAS ON LOAN AT JUNE 30, 2006. THE TOTAL VALUE OF SECURITIES ON LOAN WAS $30,698,590.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN AT JUNE 30, 2006 (SEE NOTE G).
PERCENTAGES ARE BASED ON NET ASSETS OF $458,004,077.





    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                       The Japan Fund, Inc. | 17

Statement of Assets and Liabilities
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
  As of June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

ASSETS
-------------------------------------------------------------------------------
Investments in securities, at value (cost $388,378,125) (a)        $485,355,365
-------------------------------------------------------------------------------
Foreign currency, at value (cost $5,925,783)                          5,984,974
-------------------------------------------------------------------------------
Receivable for investment securities sold                             3,387,799
-------------------------------------------------------------------------------
Receivable for Fund shares sold                                         266,137
-------------------------------------------------------------------------------
Dividends receivable                                                    132,821
-------------------------------------------------------------------------------
Prepaid expenses                                                         27,488
-------------------------------------------------------------------------------
Total Assets                                                        495,154,584
-------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------
Payable upon return of securities on loan                            32,270,143
-------------------------------------------------------------------------------
Payable for investments purchased                                     3,174,382
-------------------------------------------------------------------------------
Payable for Fund shares redeemed                                        337,856
-------------------------------------------------------------------------------
Accrued investment advisory fee                                         208,898
-------------------------------------------------------------------------------
Accrued distribution fee                                                119,421
-------------------------------------------------------------------------------
Accrued office of the president fee                                      50,231
-------------------------------------------------------------------------------
Accrued directors' fees                                                 102,924
-------------------------------------------------------------------------------
Accrued administration fee                                               54,280
-------------------------------------------------------------------------------
Other accrued expenses and payables                                     832,372
-------------------------------------------------------------------------------
Total Liabilities                                                    37,150,507
-------------------------------------------------------------------------------
NET ASSETS                                                         $458,004,077
-------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------
Paid-in-capital                                                    $450,610,803
-------------------------------------------------------------------------------
Accumulated net investment loss                                      (8,280,775)
-------------------------------------------------------------------------------
Accumulated net realized loss on investments and
foreign currency related translations                               (81,368,466)
-------------------------------------------------------------------------------
Net unrealized appreciation on:
   Investments                                                       96,977,240
-------------------------------------------------------------------------------
   Foreign currency related transactions                                 65,275
-------------------------------------------------------------------------------
NET ASSETS                                                         $458,004,077
-------------------------------------------------------------------------------
NET ASSET VALUE
-------------------------------------------------------------------------------
CLASS S
-------------------------------------------------------------------------------
NET ASSET VALUE, offering and redemption price per share
($458,004,077 / 37,396,747 shares of capital stock outstanding,
$.33 1/3 par value, 500,000,000 shares authorized) (b)                   $12.25
-------------------------------------------------------------------------------
(A) INCLUDED IN "INVESTMENTS AT VALUE" IS THE MARKET VALUE OF SECURITIES ON LOAN IN THE AMOUNT OF $30,698,590.

(B) REDEMPTION PRICE PER SHARE FOR SHARES HELD LESS THAN SIX MONTHS IS EQUAL TO NET ASSET VALUE LESS A 2.00% REDEMPTION FEE.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


18 | The Japan Fund, Inc.

Statement of Operations
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
  For the six months ended June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

Investment Income:
Dividends (net of foreign taxes withheld of $189,254)                $2,503,247
-------------------------------------------------------------------------------
Income from securities lending                                          328,624
-------------------------------------------------------------------------------
Total investment income                                               2,831,871
-------------------------------------------------------------------------------
Expenses:
Investment advisory fee                                               1,412,105
-------------------------------------------------------------------------------
Administration fee                                                      365,425
-------------------------------------------------------------------------------
Directors' fee and expenses                                             106,753
-------------------------------------------------------------------------------
Distribution fee                                                        405,088
-------------------------------------------------------------------------------
Office of the president expense                                         122,256
-------------------------------------------------------------------------------
Transfer agent fee                                                      615,408
-------------------------------------------------------------------------------
Professional fee                                                        351,770
-------------------------------------------------------------------------------
Custodian                                                               161,133
-------------------------------------------------------------------------------
Reports to shareholders                                                 115,505
-------------------------------------------------------------------------------
Registration fee                                                         12,022
-------------------------------------------------------------------------------
Other expenses                                                           46,210
-------------------------------------------------------------------------------
Total expenses                                                        3,713,675
-------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                    (881,804)
-------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
   FOREIGN CURRENCY RELATED TRANSLATIONS
-------------------------------------------------------------------------------
Net realized gain from:
   Investments                                                       35,210,243
-------------------------------------------------------------------------------
   Foreign currency related transactions                                201,552
-------------------------------------------------------------------------------
                                                                     35,411,795
-------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on:
   Investments                                                      (73,977,687)
-------------------------------------------------------------------------------
   Foreign currency related translations                                 41,168
-------------------------------------------------------------------------------
                                                                    (73,936,519)
-------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND
   FOREIGN CURRENCY RELATED TRANSLATIONS                            (38,524,724)
-------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $(39,406,528)
-------------------------------------------------------------------------------




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                       The Japan Fund, Inc. | 19

Statement of Changes in Net Assets
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                    1/1/06 TO
                                                     6/30/06        1/1/05 TO
                                                   (UNAUDITED)      12/31/05
-------------------------------------------------------------------------------
Operations:

Net investment loss                               $    (881,804)  $  (2,836,067)
-------------------------------------------------------------------------------
Net realized gain on investments
   and foreign currency related transactions         35,411,795      54,859,340
-------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on
   investments and foreign currency related
   translations during the year                     (73,936,519)     46,807,159
-------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                  (39,406,528)     98,830,432
-------------------------------------------------------------------------------
Fund share transactions (see Note H):
Proceeds from shares sold                            32,075,951      69,866,217
-------------------------------------------------------------------------------
Cost of shares redeemed                             (61,435,272)    (87,579,287)
-------------------------------------------------------------------------------
Redemption fees                                         125,381          80,994
-------------------------------------------------------------------------------
Net decrease in assets from
   Fund share transactions                          (29,233,940)    (17,632,076)
-------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                   (68,640,468)     81,198,356
-------------------------------------------------------------------------------
Net assets at beginning of period                   526,644,545     445,446,189
-------------------------------------------------------------------------------
Net assets at end of period
   (including accumulated net investment loss
   of $(8,280,775) at June 30, 2006 and
   $(7,398,971) at December 31, 2005)             $ 458,004,077   $ 526,644,545
-------------------------------------------------------------------------------




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


20 | The Japan Fund, Inc.

Financial Highlights
--------------------------------------------------------------------------------
The table below sets forth Financial data for a share of the Fund outstanding throughout each period presented.

CLASS S

------------------------------------------------------------------------------------------------------------
  YEARS ENDED DECEMBER 31,                  2006(A)         2005       2004       2003       2002       2001
------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $13.24       $10.66     $ 9.54     $ 6.07     $ 6.63    $  9.98
------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss(b)                      (0.02)       (0.07)     (0.06)     (0.06)     (0.06)     (0.05)
------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
     on investment and foreign currency
     transactions                             (0.97)        2.65       1.19       3.57      (0.51)     (3.31)
------------------------------------------------------------------------------------------------------------
Redemption fees                                  --(d)        --(d)    0.01       0.02       0.01       0.01
------------------------------------------------------------------------------------------------------------
  TOTAL INCOME (LOSS) FROM INVESTMENT
     OPERATIONS                               (0.99)        2.58       1.14       3.53      (0.56)     (3.35)
------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
  Net investment income                          --           --      (0.02)     (0.06)        --         --
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $12.25       $13.24     $10.66     $ 9.54     $ 6.07    $  6.63
------------------------------------------------------------------------------------------------------------
Total return (%)(c)                           (7.48)       24.20      11.95      58.10      (8.45)    (33.57)
------------------------------------------------------------------------------------------------------------

  RATIOS TO AVERAGE NET ASSETS AND
     SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------
Net assets, end of year ($ millions)            458          527        445        400        249        323
------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense
  reductions (%)                               1.47*        1.66       1.49       1.66       1.58       1.33
------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense
  reductions (%)                               1.47*        1.59       1.39       1.56       1.57       1.33
------------------------------------------------------------------------------------------------------------
Ratio of net investment loss (%)              (0.35)*      (0.68)     (0.62)     (0.82)     (0.90)     (0.65)
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                      52**         90         70         80        113         70
------------------------------------------------------------------------------------------------------------

AMOUNTS DESIGNATED AS "--" ARE $0 OR ROUND TO $0.

*     ANNUALIZED

**    NOT ANNUALIZED

(A)   FOR THE SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED).

(B)   BASED ON AVERAGE SHARES OUTSTANDING DURING THE YEAR.

(C) EFFECTIVE AS OF MARCH 16, 2001, SHAREHOLDERS REDEEMING SHARES HELD LESS THAN SIX MONTHS WILL HAVE A LOWER TOTAL RETURN DUE TO THE EFFECT OF THE 2% REDEMPTION FEE.

(D)   AMOUNT REPRESENTS LESS THAN $0.01 PER SHARE.




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                       The Japan Fund, Inc. | 21

Notes to Financial Statements
--------------------------------------------------------------------------------


A. ORGANIZATION

The Japan Fund, Inc. (the "Fund") is incorporated under the laws of the State of Maryland and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company.

B. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund.

USE OF ESTIMATES. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America. The preparation of these statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Directors (the "Board" or each independently a "Director"). The Fund employs a valuation policy that monitors for significant events in foreign markets using various benchmarks and techniques in order to apply fair valuation procedures under the direction of the Board.




22 | The Japan Fund, Inc.

                                                                     (Unaudited)
--------------------------------------------------------------------------------


FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at year end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gains and losses on investment securities.

FORWARD FOREIGN CURRENCY CONTRACTS. The Fund may enter into forward foreign currency contracts as hedges against either specific transactions, Fund positions or anticipated Fund positions. The aggregate principal amounts of the contracts are not recorded as the Fund does not intend to hold the contracts to maturity. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for federal tax purposes. As of June 30, 2006, there were no forward foreign currency contracts outstanding.

DIVIDENDS AND DISTRIBUTIONS OF INCOME AND GAINS. Net investment income, if any, will be distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders annually. Earnings and profits distributed to shareholders on redemption of Fund shares may be utilized by the Fund, to the extent permissible, as part of the Fund's dividends-paid deduction on its Federal income tax return.



                                                       The Japan Fund, Inc. | 23

--------------------------------------------------------------------------------


SECURITY TRANSACTIONS AND INVESTMENT INCOME. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis.

REDEMPTION FEES. Upon redemption or exchange of Class S Shares held less than six months, a fee of 2% of the current net asset value of the shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in-capital and is reported on the statement of changes in net assets.

COMMISSION RECAPTURE. The Fund may direct certain portfolio trades to brokers who pay a portion of the commissions for those trades in cash to the Fund. Commission recapture arrangements are accounted for as realized gains of the Fund. Under these arrangements, the Fund received cash in the amount of $36,926 for the six months ended June 30, 2006.

C. PURCHASES AND SALES OF SECURITIES

During the six months ended June 30, 2006, purchases and sales of investment securities (excluding short-term investments) aggregated $264,414,459 and $293,118,777, respectively.

D. INVESTMENT ADVISOR, ADMINISTRATOR AND OTHER RELATED PARTIES

INVESTMENT ADVISOR. Fidelity Management & Research Company ("FMR") acts as the investment advisor (the "Advisor") to the Fund pursuant to an Investment Advisory Agreement (the "Agreement") that was approved by the Fund's shareholders on August 27, 2002 and became effective on October 7, 2002. Pursuant to the Agreement, FMR is entitled to a fee, which is calculated daily and paid monthly, at the annual rate of 0.60% of the Fund's average daily net assets not exceeding $200 million; 0.55% of the Fund's average daily net assets in excess of $200 million through $400 million; and 0.50% of the Fund's average daily net assets in excess of $400 million.

Under the terms of the Agreement, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor



24 | The Japan Fund, Inc.

                                                                     (Unaudited)
--------------------------------------------------------------------------------


determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

INVESTMENT SUB-ADVISORS. FMR has entered into sub-advisory agreements that were approved by the Fund's shareholders on August 27, 2002 and became effective on October 7, 2002. The Following FMR affiliates assist FMR with investments:
Fidelity Investments Japan Limited ("FIJ"), Fidelity Management & Research (U.K.), Inc. ("FMR U.K."), Fidelity Research & Analysis Company ("FRAC", formerly Fidelity Management & Research (Far East), Inc.), Fidelity International Investment Advisors ("FIIA"), Fidelity International Investment Advisors (U.K.) Limited ("FIIA(U.K.)L") and FMR Co., Inc. ("FMRC").

FMR compensates FMRC, FMR U.K., FMR Far East and FIIA, out of the advisory fees it receives from the Fund. FIIA in turn pays FIIA(U.K.)L. FIIA or FMR Far East in turn pays FIJ for providing sub-advisory services.

Effective January 20, 2006, FMR entered into a general research service agreement with FMRC, Fidelity Investments Money Management, Inc. ("FIMM"), and Fidelity Research Analysis Company ("FRAC") pursuant to which FRAC may provide general research and instant advisory support services to FRMC and FIMM.

ADMINISTRATION AGREEMENT. SEI Investments Global Funds Services, ("SEI Investments"), acts as the administrator to the Fund pursuant to an Administration Agreement that was approved by the Fund's shareholders on August 27, 2002 and became effective on October 7, 2002. For its services, SEI Investments is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.15% of the average daily net assets not exceeding $400 million; 0.125% of the average daily net assets in excess of $400 million but not exceeding $750 million; and 0.10% of the average daily net assets in excess of $750 million, subject to a minimum annual fee.

PRESIDENT. The Board has hired a President, effective September 1, 2002, who oversees the management, administration, marketing and distribution of the Fund. For his services, the President receives an annual salary of $150,000, a minimum annual performance-related bonus of $50,000, and reimbursement for rent and other Fund related expenses.

OTHER SERVICE PROVIDERS. Citigroup Fund Services, LLC (formerly known as Forum Shareholder Services, LLC), serves as the transfer and dividend-paying agent to the Fund. From time to time, the Fund may pay amounts to third parties that provide sub-transfer agency and other administrative services relating to the Fund.
                                                       The Japan Fund, Inc. | 25

--------------------------------------------------------------------------------


The Fund adopted a 12b-1 Plan on September 1, 2005 in which SIDCo has agreed to provide distribution services. For its services, SIDCo receives a fee, which is computed daily and paid monthly, at an annual rate of up to 0.25% of the Fund's average daily net assets. The Board and the Distributor have agreed to contractually limit the fee to 0.15% of the Fund's average daily net assets until September 1, 2006.

DIRECTORS' AND OFFICERS' FEES AND EXPENSES. The Fund pays each independent Director retainer fees plus specified amounts for attendance at Board and Committee meetings.

Officers of the Fund who were also officers of the Administrator, Advisor and/or Distributor during their Fund terms of office received no compensation from the Fund.

E. FEDERAL TAX INFORMATION

It is the Fund's intention to continue to meet the requirements under Subchapter M of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no provision for Federal income tax or excise tax is required.

Under the United States -- Japan Tax Treaty (the "Treaty"), as presently in effect, the government of Japan imposes a non-recoverable withholding tax of 7% on dividends earned by the Fund from Japanese issuers. Under the Treaty, there is no Japanese withholding tax on realized capital gains.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with Federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of dividends and distributions declared during the last two fiscal years were as follows:

                                        DISTRIBUTIONS
                      ORDINARY        IN EXCESS OF NET
                       INCOME         INVESTMENT INCOME         TOTAL
                      ---------       -----------------       ---------
      2005            $      --             $  --             $      --
      2004            $ 789,589             $ 840             $ 790,429


26 | The Japan Fund, Inc.

                                                                     (Unaudited)
--------------------------------------------------------------------------------


The distribution in 2004 related to undistributed income at December 31, 2003 that must be distributed pursuant to Section 855 of the Internal Revenue Code. The distribution from ordinary income in 2004 is a result of book and tax timing differences related to the mark to market of passive foreign investment companies. The mark to market on passive foreign investment companies is treated as ordinary income for tax purposes.

As of December 31, 2005, the components of Distributable Earnings were as follows:

Undistributed ordinary income .................................   $   4,743,937
Post October losses ...........................................        (369,840)
Capital loss carryforwards ....................................    (115,114,941)
Net unrealized appreciation ...................................     157,540,646
                                                                  -------------
Total                                                             $  46,799,802
                                                                  =============

The following summarizes the capital loss carryforwards as of December 31, 2005. These capital loss carryforwards are available to offset future gains.

         EXPIRING IN FISCAL YEAR                       AMOUNT
         -----------------------                       ------
                  2010                              $115,114,941

During the year ended December 31, 2005, the Fund utilized $53,482,139 of capital loss carryforwards to offset capital gains.

For Federal income tax purposes, the cost of securities owned at June 30, 2006 and the net realized gains or losses on securities sold for the six months then ended were different from the amounts reported for financial reporting purposes. The Federal tax cost, aggregate gross unrealized appreciation and depreciation on investments held by the Fund at June 30, 2006 were as follows:

Federal tax cost ..............................................    $388,378,125
                                                                   ============
Aggregate gross unrealized appreciation .......................    $106,823,836
Aggregate gross unrealized depreciation .......................      (9,846,596)
                                                                   ------------
Net unrealized appreciation ...................................    $ 96,977,240
                                                                   ============

F. CONCENTRATION OF MARKET RISK

Investing in a foreign country, such as Japan, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in Japan are denominated in a foreign currency, the yen. As a result, changes in the value of the yen compared to the


                                                       The Japan Fund, Inc. | 27

Notes to Financial Statements (concluded)
--------------------------------------------------------------------------------


U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country.

G. SECURITIES LENDING

The Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). The Fund will not lend portfolio securities to its investment advisor, sub-advisor or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash. The value of the collateral is at least equal to the market value of the securities loaned. However, due to market fluctuations, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. These investments may include repurchase agreements, which are collateralized by United States Treasury and Government Agency securities, and high-quality, short-term instruments, such as floating rates, commercial paper, and private placements with an average weighted maturity not to exceed 60 days and a maturity date not to exceed 397 days.




28 | The Japan Fund, Inc.

                                                                     (Unaudited)
--------------------------------------------------------------------------------


H. SHARE TRANSACTIONS

The following table summarizes share and dollar activity in the Fund:

                          SIX MONTHS ENDED                   YEAR ENDED
                           JUNE 30, 2006                 DECEMBER 31, 2005
-------------------------------------------------------------------------------
                       SHARES        DOLLARS           SHARES        DOLLARS
-------------------------------------------------------------------------------
SHARES SOLD
-------------------------------------------------------------------------------
Class S               2,418,011    $ 32,075,951       6,342,065    $ 69,866,217
-------------------------------------------------------------------------------
SHARES REDEEMED
-------------------------------------------------------------------------------
Class S              (4,783,476)   $(61,435,272)     (8,386,106)   $(87,579,287)
-------------------------------------------------------------------------------
REDEMPTION FEES
-------------------------------------------------------------------------------
Class S                      --    $    125,381              --    $     80,994
-------------------------------------------------------------------------------
NET DECREASE
-------------------------------------------------------------------------------
Class S              (2,365,465)   $(29,233,940)     (2,044,041)   $(17,632,076)
-------------------------------------------------------------------------------

I. COMMITTED LINE OF CREDIT

The Fund has entered into a $5 million revolving credit facility ("Line of Credit") with Brown Brothers Harriman & Company. This Line of Credit may be utilized to meet shareholder redemptions or for other lawful purposes under the 1940 Act. The Fund has agreed to pay an annual commitment fee of 0.10%. Borrowings under this Line of Credit are charged interest at the Federal Funds Rate plus 2.0%. During the six months ended June 30, 2006, there were no borrowings on this Line of Credit.

J. COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.




                                                       The Japan Fund, Inc. | 29

Notes to Financial Statements (concluded)
--------------------------------------------------------------------------------


K. SUBSEQUENT EVENT

On April 27, 2006, the Board approved a change in fiscal year end from December 31 to September 30, effective September 30, 2006.





30 | The Japan Fund, Inc.

Disclosure of Fund Expenses (Unaudited)

--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates the Fund's costs in two ways:

ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that the Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for the Fund under "Expenses Paid During Period."




                                                       The Japan Fund, Inc. | 31

Disclosure of Fund Expenses (Unaudited)
(concluded)
--------------------------------------------------------------------------------

HYPOTHETICAL 5% RETURN. This section helps you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess the Fund's comparative cost by comparing the hypothetical result for the Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT the Fund's actual return -- the account values shown may not apply to your specific investment.

                                 BEGINNING     ENDING                  EXPENSES
                                  ACCOUNT     ACCOUNT    ANNUALIZED      PAID
                                   VALUE       VALUE      EXPENSE       DURING
THE JAPAN FUND, INC.             01/01/06     06/30/06     RATIOS       PERIOD*
--------------------------------------------------------------------------------
ACTUAL FUND RETURN              $1,000.00    $1,253.80      1.47%       $8.21
HYPOTHETICAL 5% RETURN           1,000.00     1,017.50      1.47         7.35
--------------------------------------------------------------------------------

*EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSES RATIO MULTIPLIED BY THE
 AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE ONE-HALF YEAR PERIOD SHOWN).





32 | The Japan Fund, Inc.

Approval of Investment Advisory Agreements
(Unaudited)
--------------------------------------------------------------------------------

APPROVAL OF NEW SUB-INVESTMENT ADVISORY AGREEMENT AND BOARD APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS.

On April 27, 2006, the Board of Directors (the "Board" or each independently a "Director") voted to approve a general research services agreement (the FRAC Sub-Advisory Agreement) among Fidelity Management & Research Company ("FMR"), FMR Co., Inc. ("FMRC"), Fidelity Investments Money Management, Inc. ("FIMM"), and Fidelity Research & Analysis Company ("FRAC") (the Investment Adviser and Sub-Advisors for the Fund), effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board determined that it would be beneficial for the Fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the Fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the Fund's existing advisory or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the Fund's assets; (iii) the nature or level of services provided under the Fund's advisory or sub-advisory agreements; (iv) the day-to-day management of the Fund or the persons primarily responsible for such management; (v) or the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the FRAC Sub-Advisory Agreement would not necessitate prior shareholder approval of the FRAC Sub-Advisory Agreement or result in an assignment and termination of the Fund's advisory or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the Fund will not bear any additional management fees or expenses and under which the Fund's portfolio manager would not change, it did not consider the Fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board concluded that the FRAC Sub-Advisory Agreement was fair and reasonable, and that the FRAC Sub-Advisory Agreement should be approved.

In connection with its renewal of the Fund's Advisory Agreement and Sub-Advisory Agreements, the Board then considered: (i) the nature, extent, and quality of the
                                                       The Japan Fund, Inc. | 33

Approval of Investment Advisory Agreements
(continued)
--------------------------------------------------------------------------------

Advisor's and Sub-Advisor's services provided to the Fund; (ii) investment performance of the Fund; (iii) the Advisor's profits and costs, and the Fund's expense ratio; and (iv) whether there have been economies of scale in respect of the management of the Fund.

BOARD APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS. The Board of Directors (the "Board") is scheduled to regularly meet four times a year. During the year ended December 31, 2005, the Board met six times. Matters bearing on the Fund's Advisory Agreement and Sub-Advisory Agreements (the "Agreements") are considered at most, if not all, of its meetings. The Directors regularly receive information relating to the existing Agreements derived from a number of sources and covering a range of issues. These materials included (a) information on the investment performance of the Fund relative to a peer group of the Fund and relative to an appropriate index, (b) sales and redemption data with respect to the Fund, and (c) the economic outlook and general investment outlook in the markets in which the Fund invests. The Directors also regularly receive information regarding (a) performance attribution analysis of the Fund, (b) the Fund's compliance with prospectus and regulatory requirements, (c) the allocation of the Fund's brokerage, including (i) allocations, if any, to brokers affiliated with the Advisor or Sub-Advisors, and (ii) the use of "soft" commission dollars to pay for research.

At a meeting held on April 27, 2006 the Directors unanimously approved the continuance of the Agreements until December 1, 2006.

In connection with the approval of the Agreements the Directors had requested and evaluated extensive materials, in addition to those referenced above, from the Advisor and other sources, including, among other items, information on (a) the overall organization of the Advisor and Sub-Advisors, (b) investment management and research staffing, (c) the Advisor's financial statements for the last two fiscal years, profitability of the Advisor from services provided to the Fund, (d) the use of brokerage commissions to pay Fund expenses, and (e) the resources devoted to and the record of compliance with the Fund's (i) investment policy, (ii) investment restrictions (iii) policies on personal securities transactions and (iv) other policies and procedures that form the Advisor's portion of the Fund's compliance program. Prior to voting, the Directors reviewed the proposed continuance of the Agreements with the Advisor. The Directors received a memorandum from legal counsel (independent of the Advisor) discussing the legal standards for the Directors' consideration of the proposed continuance of the Agreements.


34 | The Japan Fund, Inc.

--------------------------------------------------------------------------------

In reaching their determination, the Directors did not identify any particular information that was controlling, and it is likely each director individually attributed different weights to the various factors they considered.

THE NATURE, EXTENT AND QUALITY OF THE ADVISOR'S AND SUB-ADVISORS' SERVICES. The Directors considered their knowledge of the nature and quality of the services provided to the Fund by the Advisor and Sub-Advisors under the Agreements, the expertise of the personnel who provide these services and the breadth of equity research resources available to the Fund's portfolio manager. In addition to the investment research and advisory services, the Board considered the technology, communications, internal controls and compliance resources of the Advisor. The Board also considered the Advisor's and Sub-Advisors' reputation, financial strength, experience, as well as their access to research services from brokers to which the Advisor and Sub-Advisors may have allocated the Fund's and/or other clients' brokerage in "soft dollar" arrangements. In addition, the Directors considered the other direct and indirect benefits to the Fund, such as the Fund's participation in the Fidelity Commission Recapture Program. The Board concluded that it was satisfied with the nature, extent and quality of services being provided by the Advisor and Sub-Advisors.

INVESTMENT PERFORMANCE. The Board also reviewed the Fund's investment performance during the time the Advisor and Sub-Advisors managed the Fund and compared it to the performance of an appropriate index and the performance of a peer group of mutual funds. The Directors noted that as of March 31, 2006 the Fund's one year results were below the index and were in the bottom quartile of the Lipper universe of Japanese equity funds; the Fund's three year results were above the index and were in the second best quartile of the Lipper universe of Japanese equity funds; the Fund's five year results (which included the previous advisor's performance) were just above the index and were in the second best quartile of the Lipper universe of Japanese equity funds; and the Fund's ten year results (which included the previous advisor's performance) were above the index and were in the first quartile of the Lipper universe of Japanese equity funds. The Directors understood that market conditions and specific investment decisions could adversely affect the Fund's investment performance in absolute and/or relative terms over short, or longer periods of time. The Directors noted that they would continue to closely monitor the performance of the Fund.


                                                       The Japan Fund, Inc. | 35

Approval of Investment Advisory Agreements
(concluded)
--------------------------------------------------------------------------------

ADVISOR'S PROFITS AND COSTS; FUND'S EXPENSE RATIO. In connection with its interim review of the Agreements, the Directors considered the Fund's unique relationship with Fidelity. The Board noted that Fidelity was not the sponsor of the Fund, and that the Advisor, the Sub-Advisory, and their affiliates do not provide services to the Fund other than advisory services under the investment advisory contract. The Board reviewed general financial information about the Advisor and a presentation regarding the Advisor's profitability from services to the Fund. The Board received a representation from the Advisor that the method of allocating costs related to the Fund was consistent with the method of allocating costs related to the other funds advised by the Advisor. The Board also considered the direct and indirect benefits to the Advisor and Sub-Advisors from their relationship with the Fund. The Board took into account the various services provided to the Fund by the Advisor and Sub-Advisors, including the services required to manage a portfolio of Japanese securities and reallocation of assets on an ongoing basis. The Board of Directors, including the Non-Interested Directors, considered (a) the Advisor's financial condition, (b) Fund's expense ratio, (c) the expense ratios of a peer group of funds and (d) the advisory fee charged to other clients of the Advisor and Sub-Advisors for similar services. The Board noted that the Fund's management fee (excluding the administration fee) was slightly lower than the average and median of other funds in its peer category, that the Fund's management fee (including the administration fee) was slightly lower than the average and equal to the median of other funds in its peer category and that its overall operating expenses were lower than the average and median of other funds in its peer category.

Based on the information reviewed and its discussions, the Board, including a majority of the Non-Interested Directors, concluded that the management fee was reasonable in relation to the services provided.

ECONOMIES OF SCALE. The Board considered the Fund's management fee, noting that it contained breakpoints. When assets increased over the breakpoint levels the management fee rates were reduced on the incremental assets. As a consequence, the Board determined that the Fund and its shareholders realized economies of scale because the total expense ratio was lower than it would have been had there been no breakpoints. The Board did not believe that further breakpoints were warranted at this time.



36 | The Japan Fund, Inc.

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

THE JAPAN FUND, INC.
225 Franklin Street, 26th Floor
Boston, MA 02110
Effective September 30, 2006, the Fund's address will change to:

THE JAPAN FUND, INC.
c/o SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

INVESTMENT ADVISOR:
Fidelity Management & Research Company
82 Devonshire Street
Boston, MA 02109

DISTRIBUTOR:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

TO OBTAIN MORE INFORMATION:
Call 1-800-53-JAPAN (1-800-535-2726)
or visit us online at www.thejapanfund.com
This material must be preceded or accompanied by a current prospectus.

HOW TO OBTAIN A COPY OF THE FUND'S QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS:
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q are available on the Commission's web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

HOW TO OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICIES:
A description of the guidelines that the Fund or the Fund's investment advisor uses to vote proxies relating to portfolio securities, as well as how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge (i) by visiting our website at www.thejapanfund.com or (ii) calling us toll-free at 1-800-53-JAPAN (1-800-535-2726); and (iii) on the Securities and Exchange Commission's website at http://www.sec.gov.

[GRAPHIC OMITTED] Printed on recycled paper.                     JPN-SA-001-0500

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.    SCHEDULE OF INVESTMENTS.

Included in Item 1

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period there have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.


ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                          The Japan Fund, Inc.


By (Signature and Title)*             /s/ John F. McNamara
                                      ------------------------------------------
                                      John F. McNamara, President

Date 08/21/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*             /s/ John F. McNamara
                                      ------------------------------------------
                                      John F. McNamara, President

Date 08/21/06


By (Signature and Title)*             /s/ Stephen F. Panner
                                      ------------------------------------------
                                      Stephen F. Panner, Chief Financial Officer

Date 08/21/06

* Print the name and title of each signing officer under his or her signature.